Accounts Receivables - Related Party	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts Receivables - Related Party

4. ACCOUNTS RECEIVABLE – RELATED PARTY

	As of March 31, 2020	As of December 31, 2019
Accounts receivable – related party	$523,141	$520,786
Allowance for doubtful accounts	-	-
Total accounts receivable – related party	$523,141	$520,786

6. ACCOUNTS RECEIVABLE – RELATED PARTY

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Accounts receivable – related party	$520,786	$433,338	$-
Allowance for doubtful accounts	-	-	-
Total accounts receivables – related party	$520,786	$433,338	$-